ACQUISITIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Business Combinations [Abstract]
ACQUISITIONS

Completed Acquisitions

During 2019 and 2021 the Company completed the following asset acquisitions, and allocated the purchase price as follows:

	(1)	(2)	(3)
(in thousands)	Kaizen Inc.	The Humble Flower Co.	The Hacienda Company, LLC	Total
CONSIDERATION
Contingent Payment	$50	$44	$-	$94
Cash			4,019	4,019
Transaction costs			428	428
Note payable and other obligations	200	65	2,178	2,443
Fair value of subordinate voting shares	62	55	34,358	34,475
Total consideration	$312	$164	$40,983	$41,459

PURCHASE PRICE ALLOCATION
Assets Acquired
Inventories	$-	$6	$3,300	$3,306
Accounts receivable - net	-	-	1,312	1,312
Other tangible assets	-	-	741	741
Intangible assets - brands and tradenames	104	80	36,362	36,546
Intangible assets - technology and know-how	208	78	-	286
Liabilities assumed
Payables and other liabilities	-	-	(732)	(732)
Total identifiable net assets	312	164	40,983	41,459

Fair value of net assets acquired	$312	$164	$40,983	$41,459

These acquisitions qualified as a business combination under ASC 805 and the consideration has been allocated to the assets acquired and liabilities assumed based on their estimated fair values at the date of acquisition. No goodwill was recognized. The purchases have been accounted for by the acquisition method, with the results included in the Company’s net earnings from the date of acquisition.

The fair value of the assets acquired and the liabilities assumed were finalized in the quarter ended June 30, 2020.

The Company also incurred $47 in transactional costs related to the above acquisitions which were recorded in general and administrative expenses in the Consolidated Statements of Operations.

●	Kaizen Inc.

 On May 1, 2019, the Company acquired all of the assets, global rights and business interests of Kaizen Inc. for a purchase price of $556 that will be paid as and if financial performance targets are met during the period beginning on May 1, 2019 and ending on April 30, 2023. Kaizen is a premium brand offering a full spectrum of cannabis concentrates. Effective July 15, 2020 the asset purchase agreement was modified, eliminating payments associated with meeting financial performance targets in exchange for the issuance of 225 thousand options to purchase Subordinate Voting Shares and a note payable of $200, with payments over two years. Had the modifications been reflected as of the date of acquisition, net assets would have decreased $223 at December 31, 2019 and net loss in 2019 would have been reduced by $21.

●	The Humble Flower Co.

 On April 18, 2019, the Company acquired all of the assets, global rights and business interests associated with the brand Humble Flower Co. for a purchase price of $472 that will be paid as and if financial performance targets are met during the period beginning on April 19, 2019 and ending on April 18, 2023. The acquisition marks the Company’s expansion into cannabis-infused topical creams, balms, and oils. Effective June 1, 2020 the asset purchase agreement was modified, eliminating payments associated with meeting financial performance targets in exchange for the issuance of 225 thousand options to purchase Subordinate Voting Shares and a note payable of $65, with payments commencing on January 1, 2021 for 24 months. Had the modifications been reflected as of the date of acquisition, net assets would have decreased $308 at December 31, 2019 and net loss in 2019 would have been reduced by $34.

●	Shredibles LLC

 On June 12, 2019, the Company completed the acquisition of 70% of the outstanding capital stock of Shredibles LLC (“Shredibles”), a manufacturer of CBD infused health products, from its shareholders. In February 2020, the Company determined that Shredibles was not a strategic fit for the Company and reached an agreement with the Shredibles co-founders to nullify the investment. The termination has been reflected as being effective as of December 31, 2019 in the consolidated financial statements. The operations of Shredibles, and the termination of the agreement, did not have a material impact on the results of operations of the Company in 2019.

●	The Hacienda Company, LLC.

On February 25, 2021, the Company acquired substantially all of the assets of the Lowell Herb Co. and Lowell Smokes trademark brands, product portfolio, and production assets from The Hacienda Company, LLC, a California limited liability company (“Hacienda”) for a purchase price of $40,983. Lowell Herb Co. is a leading California cannabis brand that manufactures and distributes distinctive and highly regarded premium packaged flower, pre-roll, concentrates, and vape products. The acquisition consideration was comprised of $4.1 million in cash and the issuance of 22,643,678 subordinate voting shares. In connection with this acquisition, the Company completed a change in its corporate name to Lowell Farms Inc. effective March 1, 2021.

Terminated Acquisition

On May 14, 2019, the Company entered into a definitive agreement to acquire the assets of W The Brand (“W Vapes”), a manufacturer and distributor in Nevada and Oregon of cannabis concentrates, cartridges and disposable pens, in a cash and stock transaction. Under the terms of the agreement, the purchase consideration to W Vapes shareholders consisted of $10 million in cash and $10 million in Subordinate Voting Shares (based on a deemed value of CDN$15.65 per share). In November 2019, the definitive agreement was amended whereby the Company advanced $2 million in non-recourse funds to the seller in exchange for release of $10 million of cash held in escrow related to the acquisition and in December 2019, the Company purchased the Las Vegas, Nevada facility for $4.1 million.

On July 17, 2020, the Company announced the termination of the definitive agreement with W Vapes and is no longer obligated to acquire the assets of W Vapes. The termination of the agreement coincided with an asset acquisition announcement between W Vapes and Planet 13 Holdings Inc. (“Planet 13”). Additionally, the Company sold the Las Vegas facility to certain affiliates of Planet 13 for a cash payment of approximately $500, and an additional cash payment of approximately $2.8 million upon regulatory approval of the W Vapes and Planet 13 transaction which was received in January 2021, and in the third quarter the Company finalized a note payable of $843 to the owners of W Vapes, payable coinciding with the receipt of the $2.8 million payment from the facility sale, which was paid in January 2021. As a result, the Company has reflected a $4.4 million loss in loss on termination of investments, net on its consolidated statement of operations.

The Company incurred $251 in transactional costs related to the above acquisition for the year ended December 31, 2019, which were recorded in general and administrative expenses in the Consolidated Statements of Operations.

Completed Acquisitions

During 2019, the Company completed the following acquisitions, and allocated the purchase price as follows:

(Amounts Expressed in United States Dollars Unless Otherwise Stated)

		(2)
	(1)	The Humble
(in thousands)	Kaizen Inc.	Flower Co.	Total
CONSIDERATION
Contingent Payment	$50	$44	$94
Note Payable	200	65	265
Fair value of subordinate voting shares	62	55	117
Total consideration	$312	$164	$476

PURCHASE PRICE ALLOCATION
Assets Acquired
Inventories	$-	$6	$6
Intangible assets - brands and trademarks	104	80	184
Intangible assets - technology and know-how	208	78	286
Liabilities assumed
Notes payable	-	-	-
Total identifiable net assets	312	164	476

Noncontrolling interest	-	-	-

Fair value of net assets acquired	$312	$164	$476

These acquisitions qualified as a business combination under ASC 805 and the consideration has been allocated to the assets acquired and liabilities assumed based on their estimated fair values at the date of acquisition. No goodwill was recognized. The purchases have been accounted for by the acquisition method, with the results included in the Company’s net earnings from the date of acquisition.

The fair value of the assets acquired and the liabilities assumed were finalized in the quarter ended June 30, 2020.

The Company also incurred $47 in transactional costs related to the above acquisitions which were recorded in general and administrative expenses in the Consolidated Statements of Operations.

● Kaizen Inc.

On May 1, 2019, the Company acquired all of the assets, global rights and business interests of Kaizen Inc. for a purchase price of $556 that will be paid as and if financial performance targets are met during the period beginning on May 1, 2019 and ending on April 30, 2023. Kaizen is a premium brand offering a full spectrum of cannabis concentrates. Effective July 15, 2020 the asset purchase agreement was modified, eliminating payments associated with meeting financial performance targets in exchange for the issuance of 225 thousand options to purchase Subordinate Voting Shares and a note payable of $200, with payments over two years. Had the modifications been reflected as of the date of acquisition, net assets would have decreased $223 at December 31, 2019 and net loss in 2019 would have been reduced by $21.

● The Humble Flower Co.

On April 18, 2019, the Company acquired all of the assets, global rights and business interests associated with the brand Humble Flower Co. for a purchase price of $472 that will be paid as and if financial performance targets are met during the period beginning on April 19, 2019 and ending on April 18, 2023. The acquisition marks the Company’s expansion into cannabis-infused topical creams, balms, and oils. Effective June 1, 2020 the asset purchase agreement was modified, eliminating payments associated with meeting financial performance targets in exchange for the issuance of 225 thousand options to purchase Subordinate Voting Shares and a note payable of $65, with payments commencing on January 1, 2021 for 24 months. Had the modifications been reflected as of the date of acquisition, net assets would have decreased $308 at December 31, 2019 and net loss in 2019 would have been reduced by $34.

● Shredibles LLC

On June 12, 2019, the Company completed the acquisition of 70% of the outstanding capital stock of Shredibles LLC (“Shredibles”), a manufacturer of CBD infused health products, from its shareholders. In February 2020, the Company determined that Shredibles was not a strategic fit for the Company and reached an agreement with the Shredibles co-founders to nullify the investment. The termination has been reflected as being effective as of December 31, 2019 in the consolidated financial statements. The operations of Shredibles, and the termination of the agreement, did not have a material impact on the results of operations of the Company in 2019.

Terminated Acquisition

On May 14, 2019, the Company entered into a definitive agreement to acquire the assets of W The Brand (“W Vapes”), a manufacturer and distributor in Nevada and Oregon of cannabis concentrates, cartridges and disposable pens, in a cash and stock transaction. Under the terms of the agreement, the purchase consideration to W Vapes shareholders consisted of $10 million in cash and $10 million in Subordinate Voting Shares (based on a deemed value of CDN$15.65 per share). In November 2019, the definitive agreement was amended whereby the Company advanced $2 million in non-recourse funds to the seller in exchange for release of $10 million of cash held in escrow related to the acquisition and in December 2019, the Company purchased the Las Vegas, Nevada facility for $4.1 million.

On July 17, 2020, the Company announced the termination of the definitive agreement with W Vapes and is no longer obligated to acquire the assets of W Vapes. The termination of the agreement coincided with an asset acquisition announcement between W Vapes and Planet 13 Holdings Inc. (“Planet 13”). Additionally, the Company sold the Las Vegas facility to certain affiliates of Planet 13 for a cash payment of approximately $500, and an additional cash payment of approximately $2.8 million upon regulatory approval of the W Vapes and Planet 13 transaction which was received in January 2021, and in the third quarter the Company finalized a note payable of $843 to the owners of W Vapes, payable coinciding with the receipt of the $2.8 million payment from the facility sale, which was paid in January 2021. As a result, the Company has reflected a $4.4 million loss in loss on termination of investments, net on its consolidated statement of operations.

The Company incurred $251 in transactional costs related to the above acquisition for the year ended December 31, 2019, which were recorded in general and administrative expenses in the Consolidated Statements of Operations.